UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:  BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and

Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 3.6%
Ferrovial SA	432,700	$9,286,172
Vinci SA	41,100	3,050,616

		12,336,788
Diversified Telecommunication Services — 2.2%
Frontier Communications Corp. (a)	174,300	974,337
SBA Communications Corp., Class A (a)(b)(c)	22,500	2,253,825
Verizon Communications, Inc. (a)	79,500	4,299,360

		7,527,522
Electric Utilities — 23.4%
American Electric Power Co., Inc.	96,800	6,427,520
Duke Energy Corp. (a)	177,168	14,293,914
Edison International (a)	109,400	7,864,766
El Paso Electric Co.	36,900	1,692,972
Enel SpA	488,200	2,164,304
Eversource Energy (a)	80,900	4,719,706
Exelon Corp. (a)	306,600	10,994,676
Iberdrola SA	198,600	1,322,075
NextEra Energy, Inc. (c)	168,900	19,987,626
Pinnacle West Capital Corp. (a)	47,000	3,528,290
PPL Corp.	115,400	4,393,278
Xcel Energy, Inc.	91,700	3,834,894

		81,224,021
Gas Utilities — 2.5%
Laclede Group, Inc.	27,400	1,856,350
New Jersey Resources Corp.	57,000	2,076,510
Snam SpA	743,800	4,654,727

		8,587,587
Independent Power and Renewable Electricity Producers — 4.3%
EDP Renovaveis SA	342,100	2,607,762
Enel Green Power SpA	896,600	1,925,071
NextEra Energy Partners LP	130,100	3,537,419
NRG Yield, Inc., Class A	173,400	2,353,038
NRG Yield, Inc., Class C	173,400	2,469,216
Pattern Energy Group, Inc. (a)	103,500	1,973,745

		14,866,251
Multi-Utilities — 21.6%
CMS Energy Corp. (a)(c)	446,300	18,940,972
Dominion Resources, Inc. (a)	215,100	16,158,312
DTE Energy Co. (a)	28,100	2,547,546
National Grid PLC	184,900	2,616,209
NiSource, Inc. (a)	133,900	3,154,684
NorthWestern Corp.	45,792	2,827,656
Public Service Enterprise Group, Inc. (a)	241,056	11,363,380
Sempra Energy (a)	67,900	7,064,995
Veolia Environnement SA	101,800	2,450,212
WEC Energy Group, Inc. (a)	126,800	7,616,876

		74,740,842
Oil, Gas & Consumable Fuels — 18.5%
Antero Midstream Partners LP (a)	78,200	1,729,002

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group, Inc. (a)	123,900	$3,109,890
Columbia Pipeline Partners LP (a)	76,300	1,113,980
Delek Logistics Partners LP (a)	29,700	932,580
Dominion Midstream Partners LP (b)	306,500	10,344,375
Enbridge, Inc. (a)	96,200	3,743,140
Energy Transfer Partners LP (a)	23,696	766,329
Enterprise Products Partners LP (a)	185,354	4,563,416
EQT Midstream Partners LP (a)	28,600	2,128,698
GasLog Partners LP	5,100	84,813
Genesis Energy LP (a)	114,869	3,651,686
Magellan Midstream Partners LP (a)	59,300	4,079,840
MPLX LP	111,419	3,308,030
ONEOK Partners LP (a)	62,545	1,963,913
Phillips 66 Partners LP (a)	42,300	2,647,557
Plains All American Pipeline LP (a)	87,570	1,836,343
Rose Rock Midstream LP	17,400	206,538
Shell Midstream Partners LP (a)	299,810	10,976,044
Sunoco Logistics Partners LP	78,800	1,975,516
Tesoro Logistics LP	33,658	1,536,824
Valero Energy Partners LP	36,300	1,719,168
Western Gas Partners LP (a)	18,814	816,716
Williams Partners LP	39,815	814,217

		64,048,615
Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp. (a)(c)	77,700	7,954,149
Crown Castle International Corp.	11,300	977,450

		8,931,599
Road & Rail — 0.2%
East Japan Railway Co.	9,900	853,969
Transportation Infrastructure — 16.4%
Abertis Infraestructuras SA	401,400	6,590,773
Aeroports de Paris	38,400	4,742,310
Atlantia SpA	489,884	13,573,324
China Merchants Holdings International Co. Ltd.	250,000	743,361
Flughafen Zuerich AG	6,500	5,814,884
Fraport AG Frankfurt Airport Services Worldwide	29,100	1,762,196
Groupe Eurotunnel SE	358,200	4,010,270
Japan Airport Terminal Co. Ltd. (d)	63,500	2,253,701
Sydney Airport	1,491,766	7,641,594
Transurban Group	1,119,600	9,725,327

		56,857,740
Water Utilities — 3.2%
American Water Works Co., Inc. (a)	158,900	10,952,977
Total Long-Term Investments (Cost — $269,813,764) — 98.5%		340,927,911

Portfolio Abbreviations
AUD	Australian Dollar	GBP	British Pound	JPY	Japanese Yen
CHF	Swiss Franc	HKD	Hong Kong Dollar	USD	US Dollar
EUR	Euro

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)(f)	9,945,851	$9,945,851

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (e)(f)(g)	$750	750,000
Total Short-Term Securities (Cost — $ 10,695,851) — 3.1%		10,695,851
Total Investments Before Options Written (Cost — $ 280,509,615*) — 101.6%		351,623,762

Options Written	Value
(Premiums Received — $2,806,337) — (1.3)%	$(4,386,051)
Total Investments Net of Options Written — 100.3%	347,237,711
Liabilities in Excess of Other Assets — (0.3)%	(961,700)

Net Assets — 100.0%	$346,276,011

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$274,037,602

Gross unrealized appreciation	$92,513,606
Gross unrealized depreciation	(14,927,446)

Net unrealized appreciation	$77,586,160

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,391,615	1,554,236	9,945,851	$10,100
BlackRock Liquidity Series, LLC Money Market Series.	—	—	$ 750,000	$3,153	[1]
Total				$13,253

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Tower Corp.	Call	4/01/16	USD	98.00	160	$(71,200)
Enterprise Products Partners LP	Call	4/01/16	USD	25.00	108	(1,080)
Verizon Communications, Inc.	Call	4/01/16	USD	50.50	100	(35,500)

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Tower Corp.	Call	4/08/16	USD	94.50	112	$(89,600)
Verizon Communications, Inc.	Call	4/08/16	USD	51.50	25	(6,300)
American Water Works Co., Inc.	Call	4/13/16	USD	67.50	150	(30,741)
Antero Midstream Partners LP	Call	4/15/16	USD	25.00	137	(6,165)
CMS Energy Corp.	Call	4/15/16	USD	40.00	695	(163,325)
Columbia Pipeline Group, Inc.	Call	4/15/16	USD	25.00	144	(3,600)
Columbia Pipeline Partners LP	Call	4/15/16	USD	20.00	88	(1,760)
Delek Logistics Partners LP	Call	4/15/16	USD	33.01	52	(3,985)
DTE Energy Co.	Call	4/15/16	USD	90.00	100	(16,500)
Duke Energy Corp.	Call	4/15/16	USD	72.50	296	(235,320)
Duke Energy Corp.	Call	4/15/16	USD	80.00	325	(45,500)
Edison International	Call	4/15/16	USD	72.50	189	(12,758)
Enbridge, Inc.	Call	4/15/16	USD	37.50	168	(28,980)
Enbridge, Inc.	Call	4/15/16	USD	40.00	168	(7,980)
EQT Midstream Partners LP	Call	4/15/16	USD	75.00	50	(10,500)
Exelon Corp.	Call	4/15/16	USD	32.36	118	(41,996)
Frontier Communications Corp.	Call	4/15/16	USD	5.50	203	(4,568)
Genesis Energy LP	Call	4/15/16	USD	35.00	200	(6,000)
Magellan Midstream Partners LP	Call	4/15/16	USD	67.50	105	(25,200)
NiSource, Inc.	Call	4/15/16	USD	22.00	470	(75,200)
ONEOK Partners LP	Call	4/15/16	USD	35.00	146	(2,555)
Pattern Energy Group, Inc.	Call	4/15/16	USD	20.00	90	(2,700)
Phillips 66 Partners LP	Call	4/15/16	USD	65.00	37	(3,515)
Phillips 66 Partners LP	Call	4/15/16	USD	70.00	37	(1,018)
Pinnacle West Capital Corp.	Call	4/15/16	USD	75.00	165	(16,088)
SBA Communications Corp., Class A	Call	4/15/16	USD	105.00	39	(1,560)
Sempra Energy	Call	4/15/16	USD	100.00	120	(52,800)
Shell Midstream Partners LP	Call	4/15/16	USD	40.00	215	(6,988)
Verizon Communications, Inc.	Call	4/15/16	USD	52.50	12	(1,908)
WEC Energy Group, Inc.	Call	4/15/16	USD	60.00	220	(18,700)
Western Gas Partners LP	Call	4/15/16	USD	50.00	65	(7,475)
Enterprise Products Partners LP	Call	4/22/16	USD	25.00	216	(13,500)
Verizon Communications, Inc.	Call	4/22/16	USD	54.00	30	(1,815)
Public Service Enterprise Group, Inc.	Call	4/25/16	USD	43.40	99	(37,638)
Verizon Communications, Inc.	Call	4/29/16	USD	53.50	110	(10,505)
Antero Midstream Partners LP	Call	5/03/16	USD	25.01	137	(7,380)
EQT Midstream Partners LP	Call	5/05/16	USD	75.51	50	(14,290)
Enterprise Products Partners LP	Call	5/06/16	USD	25.50	324	(17,820)
Eversource Energy	Call	5/09/16	USD	57.40	142	(33,356)
Dominion Resources, Inc.	Call	5/10/16	USD	73.75	283	(69,359)
Public Service Enterprise Group, Inc.	Call	5/16/16	USD	44.65	100	(28,952)
American Water Works Co., Inc.	Call	5/20/16	USD	70.00	145	(19,212)
Delek Logistics Partners LP	Call	5/20/16	USD	33.01	52	(8,306)
Dominion Resources, Inc.	Call	5/20/16	USD	73.75	283	(75,030)
Edison International	Call	5/20/16	USD	72.50	196	(31,850)
Energy Transfer Partners LP	Call	5/20/16	USD	34.00	82	(9,635)
Exelon Corp.	Call	5/20/16	USD	35.00	300	(48,000)
Frontier Communications Corp.	Call	5/20/16	USD	5.50	203	(8,628)
Plains All American Pipeline LP	Call	5/20/16	USD	25.00	170	(4,250)
SBA Communications Corp., Class A	Call	5/20/16	USD	105.00	40	(7,700)
Shell Midstream Partners LP	Call	5/20/16	USD	40.00	215	(25,800)
Eversource Energy	Call	5/25/16	USD	57.40	142	(38,242)
Exelon Corp.	Call	6/17/16	USD	36.00	300	(37,500)
Total						$(1,587,833)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
CMS Energy Corp.	Call	Citibank N.A.	4/01/16	USD	39.30	21,600	$(67,836)
PPL Corp.	Call	Morgan Stanley & Co. International PLC	4/04/16	USD	35.84	40,400	(90,383)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	4/04/16	USD	41.75	64,400	(349,371)
Valero Energy Partners LP	Call	JPMorgan Chase Bank N.A.	4/04/16	USD	47.96	6,400	(3,444)
American Water Works Co., Inc.	Call	Morgan Stanley & Co. International PLC	4/05/16	USD	66.84	26,200	(57,891)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Enel Green Power Spa	Call	Bank of America N.A.	4/05/16	EUR	1.79	163,800	$(18,772)
Groupe Eurotunnel SE	Call	Credit Suisse International	4/05/16	EUR	9.18	36,000	(26,940)
NextEra Energy Partners LP	Call	Goldman Sachs International	4/05/16	USD	28.38	22,600	(4,041)
CMS Energy Corp.	Call	Credit Suisse International	4/06/16	USD	39.41	32,200	(97,669)
Dominion Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	4/06/16	USD	30.07	16,500	(61,936)
Dominion Resources, Inc.	Call	Deutsche Bank AG	4/06/16	USD	71.21	18,800	(73,771)
East Japan Railway Co.	Call	Bank of America N.A.	4/06/16	JPY	10,312.90	3,500	(1,247)
EDP Renovaveis SA	Call	Credit Suisse International	4/06/16	EUR	6.72	18,000	(2,083)
Exelon Corp.	Call	Deutsche Bank AG	4/06/16	USD	32.30	35,500	(126,647)
Snam SpA	Call	Credit Suisse International	4/06/16	EUR	5.16	140,000	(54,164)
China Merchants Holdings International Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/07/16	HKD	22.62	44,000	(4,256)
Sydney Airport	Call	Citibank N.A.	4/07/16	AUD	6.61	109,700	(10,266)
Ferrovial SA	Call	Bank of America N.A.	4/08/16	EUR	19.95	109,000	(24)
Ferrovial SA	Call	Morgan Stanley & Co. International PLC	4/08/16	EUR	18.89	10,400	(2,147)
Laclede Group, Inc.	Call	Credit Suisse International	4/08/16	USD	67.25	9,500	(12,144)
Phillips 66 Partners LP	Call	Bank of America N.A.	4/08/16	USD	59.71	7,400	(24,253)
Dominion Midstream Partners LP	Call	Bank of America N.A.	4/11/16	USD	26.86	13,500	(93,250)
Shell Midstream Partners LP	Call	UBS AG	4/11/16	USD	36.75	31,000	(41,951)
Dominion Midstream Partners LP	Call	Credit Suisse International	4/12/16	USD	30.22	16,500	(63,666)
Groupe Eurotunnel SE	Call	UBS AG	4/12/16	EUR	9.89	43,000	(8,530)
Groupe Eurotunnel SE	Call	UBS AG	4/12/16	EUR	9.96	47,000	(8,434)
Atlantia SpA	Call	Goldman Sachs International	4/13/16	EUR	23.93	75,200	(67,973)
Crown Castle International Corp.	Call	Credit Suisse International	4/13/16	USD	87.88	3,900	(1,309)
Enel Green Power Spa	Call	UBS AG	4/13/16	EUR	1.83	150,000	(13,651)
Ferrovial SA	Call	Goldman Sachs International	4/13/16	EUR	18.47	32,000	(18,173)
NextEra Energy Partners LP	Call	UBS AG	4/13/16	USD	26.57	23,000	(18,012)
Snam SpA	Call	Goldman Sachs International	4/13/16	EUR	5.03	120,000	(63,978)
Transurban Group	Call	UBS AG	4/13/16	AUD	11.42	191,000	(15,918)
Enel SpA	Call	Deutsche Bank AG	4/14/16	EUR	3.79	92,000	(14,559)
Sunoco Logistics Partners LP	Call	UBS AG	4/14/16	USD	26.50	20,000	(7,901)
NorthWestern Corp.	Call	Goldman Sachs International	4/19/16	USD	61.29	16,000	(23,716)
Vinci SA	Call	Morgan Stanley & Co. International PLC	4/19/16	EUR	65.94	7,800	(6,707)
Xcel Energy, Inc.	Call	Credit Suisse International	4/19/16	USD	39.67	16,000	(35,183)
Abertis Infraestructuras SA	Call	Credit Suisse International	4/20/16	EUR	14.21	75,000	(23,326)
Abertis Infraestructuras SA	Call	Goldman Sachs International	4/20/16	EUR	14.46	33,000	(6,980)
Atlantia SpA	Call	Deutsche Bank AG	4/20/16	EUR	24.68	50,000	(19,360)
Dominion Midstream Partners LP	Call	Citibank N.A.	4/20/16	USD	32.70	19,900	(48,534)
EDP Renovaveis SA	Call	Credit Suisse International	4/20/16	EUR	6.57	14,100	(4,054)
Sydney Airport	Call	UBS AG	4/20/16	AUD	6.54	302,700	(54,039)
Veolia Environnement SA	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	21.92	10,000	(1,490)
Tesoro Logistics LP	Call	Goldman Sachs International	4/22/16	USD	46.87	11,700	(13,776)
American Electric Power Co., Inc.	Call	Deutsche Bank AG	4/25/16	USD	64.00	11,000	(29,885)
CMS Energy Corp.	Call	Credit Suisse International	4/25/16	USD	39.68	33,000	(92,290)
Abertis Infraestructuras SA	Call	Credit Suisse International	4/26/16	EUR	14.53	33,000	(7,953)
Aeroports de Paris	Call	Deutsche Bank AG	4/26/16	EUR	110.09	3,700	(8,591)
Atlantia SpA	Call	Deutsche Bank AG	4/26/16	EUR	24.81	50,000	(20,533)
Dominion Midstream Partners LP	Call	JPMorgan Chase Bank N.A.	4/26/16	USD	31.54	21,000	(70,732)
NextEra Energy, Inc.	Call	Credit Suisse International	4/26/16	USD	113.90	19,000	(99,486)
Shell Midstream Partners LP	Call	Goldman Sachs International	4/26/16	USD	37.81	31,000	(39,746)
EDP Renovaveis SA	Call	Bank of America N.A.	4/27/16	EUR	6.73	18,000	(4,158)
Iberdrola SA	Call	Morgan Stanley & Co. International PLC	4/27/16	EUR	6.05	36,500	(1,935)
New Jersey Resources Corp.	Call	Citibank N.A.	4/27/16	USD	36.26	10,000	(12,488)
Transurban Group	Call	UBS AG	4/27/16	AUD	11.32	106,000	(17,691)
Aeroports de Paris	Call	Citibank N.A.	4/28/16	EUR	111.38	4,500	(8,455)
Enel SpA	Call	Goldman Sachs International	4/28/16	EUR	3.94	78,800	(6,365)
Veolia Environnement SA	Call	Goldman Sachs International	4/28/16	EUR	21.03	25,700	(16,150)
Xcel Energy, Inc.	Call	Citibank N.A.	4/28/16	USD	40.76	16,000	(21,913)
Sunoco Logistics Partners LP	Call	UBS AG	4/29/16	USD	26.00	7,500	(6,885)
El Paso Electric Co.	Call	Goldman Sachs International	5/03/16	USD	43.45	12,900	(47,625)
New Jersey Resources Corp.	Call	Citibank N.A.	5/03/16	USD	36.26	10,000	(11,671)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
China Merchants Holdings International Co. Ltd.	Call	JPMorgan Chase Bank N.A.	5/04/16	HKD	22.35	44,000	$(8,160)
EDP Renovaveis SA	Call	UBS AG	5/04/16	EUR	6.71	14,100	(3,726)
Flughafen Zuerich AG	Call	Bank of America N.A.	5/04/16	CHF	819.06	1,100	(47,172)
Sydney Airport	Call	Morgan Stanley & Co. International PLC	5/04/16	AUD	6.58	109,700	(20,178)
Magellan Midstream Partners LP	Call	Deutsche Bank AG	5/05/16	USD	69.90	10,500	(18,250)
NextEra Energy, Inc.	Call	Citibank N.A.	5/05/16	USD	119.36	18,500	(35,212)
Sempra Energy	Call	Deutsche Bank AG	5/05/16	USD	104.86	11,700	(22,369)
Valero Energy Partners LP	Call	JPMorgan Chase Bank N.A.	5/09/16	USD	49.90	6,300	(11,149)
Aeroports de Paris	Call	Deutsche Bank AG	5/10/16	EUR	110.80	5,200	(10,250)
Fraport AG Frankfurt Airport Services Worldwide	Call	Morgan Stanley & Co. International PLC	5/10/16	EUR	54.48	10,200	(12,063)
National Grid PLC	Call	Morgan Stanley & Co. International PLC	5/10/16	GBP	9.89	64,800	(18,303)
ONEOK Partners LP	Call	UBS AG	5/10/16	USD	32.10	7,200	(12,332)
Vinci SA	Call	Morgan Stanley & Co. International PLC	5/10/16	EUR	67.28	6,500	(4,400)
EDP Renovaveis SA	Call	UBS AG	5/11/16	EUR	6.95	13,300	(2,488)
EDP Renovaveis SA	Call	UBS AG	5/11/16	EUR	6.96	13,200	(1,428)
Iberdrola SA	Call	Credit Suisse International	5/11/16	EUR	6.23	33,000	(1,185)
Frontier Communications Corp.	Call	Morgan Stanley & Co. International PLC	5/12/16	USD	5.92	20,400	(3,611)
Transurban Group	Call	Citibank N.A.	5/12/16	AUD	11.01	95,700	(35,507)
EDP Renovaveis SA	Call	UBS AG	5/18/16	EUR	6.64	29,000	(9,346)
Dominion Midstream Partners LP	Call	Credit Suisse International	5/19/16	USD	32.49	19,900	(68,539)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	5/19/16	USD	117.75	21,600	(67,007)
American Electric Power Co., Inc.	Call	Deutsche Bank AG	5/25/16	USD	65.25	22,900	(47,357)
WEC Energy Group, Inc.	Call	Citibank N.A.	5/27/16	USD	58.50	22,400	(49,879)
Total							$(2,798,218)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

MARCH 31, 2016	5

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

      The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$12,336,788	—	$12,336,788
Diversified Telecommunication Services	$7,527,522	—	—	7,527,522
Electric Utilities	77,737,642	3,486,379	—	81,224,021
Gas Utilities	3,932,860	4,654,727	—	8,587,587
Independent Power and Renewable Electricity Producers	10,333,418	4,532,833	—	14,866,251
Multi-Utilities	69,674,421	5,066,421	—	74,740,842
Oil, Gas & Consumable Fuels	64,048,615	—	—	64,048,615
Real Estate Investment Trusts (REITs)	8,931,599	—	—	8,931,599
Road & Rail	—	853,969	—	853,969
Transportation Infrastructure	—	56,857,740	—	56,857,740
Water Utilities	10,952,977	—	—	10,952,977
Short-Term Securities	9,945,851	750,000	—	10,695,851

Total	$263,084,905	$88,538,857	—	$351,623,762

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts.	$(1,198,558)	$(3,187,493)	—	$(4,386,051)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,339	—	—	$1,339
Liabilities:
Bank overdraft	—	$(111,761)	—	(111,761)

Total	$1,339	$(111,761)	—	$(110,422)

      During the period ended March 31, 2016, there were no transfers between levels.

6	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: May 23, 2016